Leases (Schedule of Additional Information Related to Operating Leases) (Detail)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term (years)	0 years	3 years 9 months 29 days
Weighted average discount rate		6.00%